GRANTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

12.GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

Grants

In August 2019, the Company completed the closing of a federally funded grant with Sustainable Development Technology Canada (“SDTC”) for a total of $4,250. The SDTC decided in March 2021 to increase the grant by an additional $223. This grant supported the Company to build and to operate the Purification Demonstration Plant in Bécancour, Quebec. In February 2020, the Company received the first milestone payment of $2,000. SDTC also increased its initial commitment of $4,250 to the Company by 5%, representing an additional $213 in grant, because of the COVID-19 impact on Canadian companies. The additional $213 amount was received at the end of March 2020. During the year 2022, the Company received a payment of $857. As at December 31, 2022, $425 of grant receivable was recorded for eligible expenditures.

The Company completed the closing of another grant agreement in August 2022 with SDTC for a total of $5,750. This grant will support financially the Company to build and to operate the Coating Demonstration Plant in Saint-Michel-des-Saints, Quebec. In August 2022, the Company received the first milestone payment of $1,849. As at December 31, 2022, $862 of grant receivable was recorded for eligible expenditures.

In April 2020, the Company completed the closing of a grant agreement with Transition énergétique Québec (“TEQ”), a Quebec government funded program, to support financially building and operating the Purification Demonstration Plant in Bécancour. This additional grant of $3,000 was secured via TEQ’s Technoclimat program. During the year 2022, the Company received a payment of $700. As at December 31, 2022, $750 of grant receivable was recorded for eligible expenditures.

The Company entered into another grant agreement effective January 2022 with TEQ for a total of $3,000. This grant will support financially the Company to build and to operate the Coating Demonstration Plant in Saint-Michel-des-Saints, Quebec. As at December 31, 2022, $1,378 of grant receivable was recorded for eligible expenditures.

The remaining $542 grants receivable as at December 31, 2022 is composed of various smaller grants as there is reasonable assurance that they will be received and the Company has reasonable assurance that it will continue to comply with the conditions associated with these grants.